SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 11 - Subsequent Events

On April 2, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $182,100 in exchange for 242,800 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features.

On April 3, 2014, the Company entered into an investment agreement with two investors. Pursuant to the agreement, the investors contributed to the Company the amount of $55,000 in exchange for 73,333 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features.

On April 4, 2014, the Company entered into an investment agreement with two investors. Pursuant to the agreement, the investors contributed to the Company the amount of $317,900 in exchange for 423,867 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features.

On April 7, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $265,250 in exchange for 353,666 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features.

On June 30, 2014, Ticket to See, Inc. (“TTSE”) entered into an Acquisition and Share Exchange Agreement with the Company. Upon the terms and subject to the conditions of the agreement, at the effective date of the share exchange, the Company was merged with and into TSTE, with TSTE continuing as the surviving corporation.

At the closing date, TSTE acquired 100% of the issued and outstanding shares of the Company. At the effective date of the share exchange, each share of the Company's common stock was cancelled and converted automatically into the right to receive common shares of TSTE for an aggregate of 18,245,923 shares common shares of Cell Source Limited, which constituted 78.5% of the post-acquisition outstanding shares of TSTE’s stock at the end of the share exchange. TSTE’s existing shareholders retained a total of 5,000,000 shares of TSTE’s stock, which constituted 21.5% of the post-acquisition outstanding shares of TSTE. Post-acquisition and after share exchange, there was a total of 23,245,923 issued and outstanding shares of TSTE stock, which was recorded as a recapitalization of TSTE.

For accounting purposes, the transaction described above will be treated as a recapitalization of the Company, the accounting acquirer, because the Company shareholders own the majority of TSTE’s outstanding common stock following the transaction and exercise significant influence over the operating and financial policies of the consolidated entity. TSTE was a non-operating company prior to the share exchange. Pursuant to Securities and Exchange Commission rules, the merger or acquisition of a private operating company into a non-operating public company with nominal net assets is considered a capital transaction in substance, rather than a business combination.

On July 2014, the Company issued 100,000 shares of common stock in lieu of cash payment for legal services.

Note 14 - Subsequent Events

On January 29, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $245,000 in exchange for 326,667 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features. The Company reclassified $119,100 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

On January 31, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $56,250 in exchange for 75,000 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features. The Company reclassified $27,300 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

On February 3, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $62,500 in exchange for 83,333 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features. The Company reclassified $30,400 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

On February 4, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $63,000 in exchange for 84,000 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features. The Company reclassified $30,600 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

On February 6, 2014, the Company entered into an investment agreement with an investor. Pursuant to the agreement, the investor contributed to the Company the amount of $75,000 in exchange for 100,000 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features. The Company reclassified $36,500 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

On February 7, 2014, the Company entered into an investment agreement with an investor. Pursuant to the agreement, the investor contributed to the Company the amount of $52,500 in exchange for 70,000 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features. The Company reclassified $19,100 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

On February 27, 2014, the Company entered into an investment agreement with an investor. Pursuant to the agreement, the investor contributed to the Company the amount of $50,000 in exchange for 66,667 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features. The Company reclassified $30,800 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

On March 6, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $1,643,496 in exchange for 2,191,328 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share and were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features. The Company reclassified $804,000 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

On April 2, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $182,100 in exchange for 242,800 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share and were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features.

On April 3, 2014, the Company entered into an investment agreement with two investors. Pursuant to the agreement, the investors contributed to the Company the amount of $55,000 in exchange for 73,333 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share. The warrants carried provisions that were deemed to be down round price protection features.

On April 4, 2014, the Company entered into an investment agreement with two investors. Pursuant to the agreement, the investors contributed to the Company the amount of $317,900 in exchange for 423,867 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share and were fully vested on the date of the grant.. The warrants carried provisions that were deemed to be down round price protection features.

On April 7, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $265,250 in exchange for 353,666 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share and were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features.